SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Noncash investing and financing activities
Noncash investing and financing activities excluded from the Consolidated Statements of Cash Flows and other supplemental cash flow information follows (in thousands):

	2011	2010	2009

Accrued but unpaid additions to property and equipment at December 31	$66,764	$40,345	$23,340
Value of common stock issued in exchange for SKDP shares	-	337,907	-
Cash interest payments in excess of (less than) interest capitalized	14,802	23,596	(7,568)
Cash income tax payments, net of refunds	276,839	98,979	137,648